Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of future effect of current cash flow hedges (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges [line items]
Consolidated statement of income - (Expense) income	S/ (49,113)	S/ (31,933)
Not later than one year [member]
Disclosure of detailed information about hedges [line items]
Consolidated statement of income - (Expense) income	(2,458)	(2,139)
Later than one year and not later than three years [member]
Disclosure of detailed information about hedges [line items]
Consolidated statement of income - (Expense) income	S/ (46,655)	(13,717)
Later than three years [member]
Disclosure of detailed information about hedges [line items]
Consolidated statement of income - (Expense) income		S/ (16,077)